As filed with the Securities and Exchange Commission on November 27, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  December 31, 2013

Date of reporting period:  September 30, 2013

Item 1. Schedules of Investments.

Capital Advisors Growth Fund
Schedule of Investments
at September 30, 2013 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.90%

	Agricultural Chemicals - 2.97%
31,400	Potash Corporation of Saskatchewan, Inc. - ADR	$982,192

	Air Delivery & Freight Services - 2.00%
5,800	FedEx Corp.	661,838

	Asset Management - 2.37%
2,890	BlackRock, Inc.	782,092

	Auto Manufacturers - Major - 2.88%
26,400	General Motors Co.*	949,608

	Biotechnology - 2.71%
8,000	Amgen, Inc.	895,520

	Business Services - 2.31%
3,990	Visa, Inc. - Class A	762,489

	Catalog & Mail Order Houses - 1.75%
1,850	Amazon.com, Inc.*	578,384

	Conglomerates - 2.40%
33,200	General Electric Co.	793,148

	Credit Services - 2.96%
14,200	Capital One Financial Corp.	976,108

	Data Storage Devices - 2.99%
38,600	EMC Corp.	986,616

	Discount, Variety Stores - 2.58%
7,400	Costco Wholesale Corp.	851,888

	Drug Delivery - 3.86%
12,200	Valeant Pharmaceuticals International, Inc.*#	1,272,826

	Drug Manufacturers - 2.21%
8,400	Johnson & Johnson	728,196

	Drugs - Generic - 0.16%
1,200	Mallinckrodt PLC*#	52,908

	Education & Training Services - 1.68%
26,700	Apollo Group, Inc. - Class A*	555,627

	Health Care Plans - 2.58%
13,800	Express Scripts Holding Co.*	852,564

	Independent Oil & Gas - 2.87%
5,600	EOG Resources, Inc.	947,968

	Industrial Electrical Equipment - 3.15%
15,130	Eaton Corp. PLC#	1,041,549

	Internet Information Providers - 4.00%
7,300	Facebook, Inc. - Class A*	366,752
1,090	Google, Inc. - Class A*	954,742
		1,321,494

	Major Integrated Oil & Gas - 2.01%
7,100	Occidental Petroleum Corp.	664,134

	Medical Appliances & Equipment - 2.38%
23,700	Abbott Laboratories	786,603

	Medical Instruments & Supplies - 4.20%
12,200	Baxter International, Inc.	801,418
9,600	Covidien PLC#	585,024
		1,386,442

	Money Center Banks - 3.55%
28,400	Wells Fargo & Co.	1,173,488

	Networking & Communication Devices - 3.05%
43,000	Cisco Systems, Inc.	1,007,060

	Oil & Gas Drilling & Exploration - 1.77%
13,100	Transocean Ltd.#	582,950

	Oil & Gas Equipment & Services - 4.90%
20,700	National Oilwell Varco, Inc.	1,616,877

	Personal Computers - 5.05%
3,500	Apple, Inc.	1,668,625

	Personal Products - 1.92%
8,400	Procter & Gamble Co.	634,956

	Processed & Packaged Goods - 2.99%
12,400	PepsiCo, Inc.	985,800

	Railroads - 2.47%
31,700	CSX Corp.	815,958

	Real Estate Development - 5.30%
46,800	Brookfield Asset Manangement, Inc. - Class A#	1,750,320

	Restaurants - 1.97%
9,100	Yum! Brands, Inc.	649,649

	Semiconductor - Integrated Circuits - 3.61%
17,700	Qualcomm, Inc.	1,192,272

	Telecommunication Services/Domestic - 2.30%
22,500	AT&T, Inc.	760,950

	Total Common Stocks (Cost $25,051,712)	31,669,099

	SHORT-TERM INVESTMENTS - 4.25%
1,402,322	Fidelity Institutional Money Market Government Portfolio, Class I, 0.01%† (Cost $1,402,322)	1,402,322
	Total Investments in Securities (Cost $26,454,034) - 100.15%	33,071,421
	Liabilities in Excess of Other Assets - (0.15)%	(50,279)
	Net Assets - 100.00%	$33,021,142

* Non-income producing security.
# U.S. traded security of a foreign issuer.
† Rate shown is the 7-day annualized yield as of September 30, 2013.
ADR - American Depository Receipt

C Tactical Dynamic Fund
Schedule of Investments
at September 30, 2013 (Unaudited)

Shares		Value
	EXCHANGE-TRADED FUNDS - 97.97%

	Developed Markets - 20.87%
15,563	iShares MSCI Belgium Capped ETF	$239,515
17,760	iShares MSCI France ETF	477,389
15,016	iShares MSCI Germany ETF	417,595
7,540	iShares MSCI Ireland Capped ETF	250,102
17,304	iShares MSCI Italy Capped ETF	244,333
73,689	iShares MSCI Japan ETF	877,636
12,584	iShares MSCI Netherlands ETF	299,499
9,053	iShares MSCI Spain Capped ETF	314,592
8,700	iShares MSCI Sweden ETF	297,627
15,389	iShares MSCI Switzerland Capped ETF	481,522
43,756	iShares MSCI United Kingdom ETF	858,493
		4,758,303

	Emerging Markets - 17.94%
20,413	iShares China Large-Cap ETF	756,914
12,585	iShares MSCI Brazil Capped ETF	602,947
14,244	iShares MSCI Malaysia ETF	214,230
3,733	iShares MSCI Mexico Capped ETF	238,501
8,022	iShares MSCI Poland Capped Investable Market Index Fund	229,670
18,780	iShares MSCI Russia Capped ETF	406,024
6,352	iShares MSCI South Africa ETF	401,637
8,862	iShares MSCI South Korea Capped ETF	545,279
35,358	iShares MSCI Taiwan ETF	492,183
2,723	iShares MSCI Thailand Capped ETF	203,027
		4,090,412

	Global Natural Resoruces - 22.37%
20,644	iShares Global Energy ETF	846,817
8,476	iShares Global Timber & Forestry ETF	418,714
50,007	iShares MSCI Global Select Metals & Mining Producers ETF	988,638
4,695	iShares U.S. Oil Equipment & Services ETF	293,719
7,245	iShares U.S. Oil & Gas Exploration & Production ETF	564,313
27,504	Market Vectors Agribusiness ETF	1,411,780
14,691	Market Vectors Coal ETF	279,129
14,101	PowerShares Global Water Portfolio	297,672
		5,100,782

	Treasuries/Investment Grade Bonds - 14.19%
15,118	iShares 1-3 Year Treasury Bond ETF	1,276,866
4,700	iShares Intermediate Government/Credit Bond ETF	517,470
9,006	Schwab Short-Term U.S. Treasury ETF	455,118
16,175	Vanguard Short-Term Government Bond ETF	985,058
		3,234,512

	U.S. Equity Sectors - 22.60%
13,844	Consumer Staples Select Sector SPDR Fund	550,991
7,000	Energy Select Sector SPDR Fund	580,160
5,231	iShares U.S. Consumer Services ETF	575,253
7,778	iShares U.S. Financials ETF	569,972
5,273	iShares U.S. Healthcare ETF	563,789
6,321	iShares U.S. Industrials ETF	571,987
7,415	iShares U.S. Technology ETF	584,302
20,579	iShares U.S. Telecommunications ETF	567,569
14,002	Materials Select Sector SPDR Trust	588,084
		5,152,107

	Total Exchange-Traded Funds (Cost $21,082,239)	22,336,116

	SHORT-TERM INVESTMENTS - 2.39%
544,960	Fidelity Institutional Money Market Government Portfolio, Class I, 0.01%† (Cost $544,960)	544,960
	Total Investments in Securities (Cost $21,627,199) - 100.36%	22,881,076
	Liabilities in Excess of Other Assets - (0.36)%	(81,688)
	Net Assets - 100.00%	$22,799,388

† Rate shown is the 7-day annualized yield as of September 30, 2013.
ETF - Exchange-Traded Fund

Capital Advisors Growth Fund
C Tactical Dynamic Fund
Notes to Schedule of Investments
September 30, 2013 (Unaudited)

Note 1 – Securities Valuation

The Capital Advisors Growth Fund’s and the C Tactical Dynamic Fund’s (the “Funds”) investments in securities are carried at their fair value. Equity securities, including common stocks and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

The Board of Trustees (“Board) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of September 30, 2013:

Capital Advisors Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Basic Materials	$4,794,121	$-	$-	$4,794,121
Conglomerates	793,148	-	-	793,148
Consumer Goods	2,570,364	-	-	2,570,364
Financial	4,682,008	-	-	4,682,008
Healthcare	5,975,059	-	-	5,975,059
Industrial Goods	1,041,549	-	-	1,041,549
Services	4,875,833	-	-	4,875,833
Technology	6,937,017	-	-	6,937,017
Total Common Stocks	31,669,099	-	-	31,669,099
Short-Term Investments	1,402,322	-	-	1,402,322
Total Investments in Securities	$33,071,421	$-	$-	$33,071,421

C Tactical Dynamic Fund

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$22,336,116	$-	$-	$22,336,116
Short-Term Investments	544,960	-	-	544,960
Total Investments in Securities	$22,881,076	$-	$-	$22,881,076

Refer to each Fund’s Schedule of Investments for a detailed break-out of securities. Transfers between levels are recognized at September 30, 2013, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Funds during the period ended September 30, 2013.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at September 30, 2013 was as follows*:

Capital Advisors Growth Fund

Cost of investments	$26,454,034

Gross unrealized appreciation	$6,909,954
Gross unrealized depreciation	(292,567)
Net unrealized appreciation	$6,617,387

C Tactical Dynamic Fund

Cost of investments	$21,627,205

Gross unrealized appreciation	$1,390,444
Gross unrealized depreciation	(136,573)
Net unrealized appreciation	$1,253,871

* Because tax adjustments are calculated annually, the above tables reflect the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
           Douglas G. Hess, President

Date 11/25/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date 11/25/2013

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date 11/25/2013

* Print the name and title of each signing officer under his or her signature.